RESTRICTED MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
RESTRICTED MARKETABLE SECURITIES [Abstract]
RESTRICTED MARKETABLE SECURITIES
NOTE 3:-	RESTRICTED MARKETABLE SECURITIES

The following is a summary of the Company's investment in marketable securities:

	December 31, 2010				December 31, 2011
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$34	$7	$-	$41	$41	$1	$10	$32
Corporate bonds	87	10	-	97	97	2	7	92
Israeli Government debt	9	-	-	9	3	-	-	3

	$130	$17	$-	$147	$141	$3	$17	$127

The gross realized gains on sales of available-for-sale securities of $ 2, $ 39 and $ 2 in 2009, 2010 and 2011, respectively, were recorded in financial income. The net adjustment to unrealized holding gains (losses) on available-for-sale securities included as a separate component of shareholders' equity, "Accumulated other comprehensive income (losses)" amounted to $ 43, $ (27) and $ (31) in 2009, 2010 and 2011, respectively.

There are no unrealized gains as of December 31, 2011.

The amortized cost and fair value of debt and securities as of December 31, 2010 and 2011, by contractual maturity, are shown below:

	December 31, 2010		December 31, 2011
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$-	$-
Matures after one year through five years	46	51	59	56
Matures after five years	50	55	41	39
Equity securities - no definite maturity date	34	41	41	32

Total	$130	$147	$141	$127

The marketable securities are restricted in order to secure the Company's obligations under one of its office leases.